Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000099278 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	68.00%
C000099278 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000099278 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000099278 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099278 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099278 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000099278 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000099278 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000099279 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	68.00%
C000099279 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000099279 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000099279 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099279 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099279 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000099279 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000099279 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000189665 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	68.00%
C000189665 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000189665 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000189665 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000189665 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000189665 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000189665 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000189665 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000099280 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	68.00%
C000099280 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000099280 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000099280 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099280 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099280 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000099280 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000099280 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000099281 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	68.00%
C000099281 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000099281 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000099281 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099281 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099281 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000099281 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000099281 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000099282 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	68.00%
C000099282 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000099282 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000099282 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099282 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099282 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000099282 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000099282 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000189666 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	68.00%
C000189666 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000189666 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000189666 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000189666 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000189666 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000189666 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000189666 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000131610 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	68.00%
C000131610 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000131610 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000131610 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000131610 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000131610 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000131610 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000131610 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000236116 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	68.00%
C000236116 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000236116 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000236116 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000236116 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000236116 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000236116 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000236116 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000015882 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000015882 [Member] | Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000015882 [Member] | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000015882 [Member] | Data Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000015882 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000015882 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000015882 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000015882 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000015884 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000015884 [Member] | Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000015884 [Member] | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000015884 [Member] | Data Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000015884 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000015884 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000015884 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000015884 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000189663 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000189663 [Member] | Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000189663 [Member] | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000189663 [Member] | Data Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000189663 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000189663 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000189663 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000189663 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000015883 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000015883 [Member] | Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000015883 [Member] | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000015883 [Member] | Data Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000015883 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000015883 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000015883 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000015883 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000050996 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000050996 [Member] | Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000050996 [Member] | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000050996 [Member] | Data Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000050996 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000050996 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000050996 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000050996 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000050997 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000050997 [Member] | Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000050997 [Member] | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000050997 [Member] | Data Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000050997 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000050997 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000050997 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000050997 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000189664 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000189664 [Member] | Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000189664 [Member] | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000189664 [Member] | Data Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000189664 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000189664 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000189664 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000189664 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000131605 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000131605 [Member] | Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000131605 [Member] | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000131605 [Member] | Data Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000131605 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000131605 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000131605 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000131605 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)